[LETTERHEAD OF DECHERT LLP]

October 23, 2009

VIA EDGAR

Filing Room
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	Market Vectors ETF Trust
Securities Act File No. 333-123257
Post-Effective Amendment No. 89
Investment Company Act File No. 811-10325
Amendment No. 93

Ladies and Gentlemen:

          On behalf of Market Vectors ETF Trust (the “Trust”), attached herewith for filing is the above-referenced Post-Effective Amendment No. 89 (the “Amendment”) to the Trust’s Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, on Form N-1A. No fees are required in connection with this filing.

          Should you have any questions regarding the Amendment or the foregoing matters, please do not hesitate to contact Stuart M. Strauss at (212) 698-3529.

Very truly yours,

/s/ Stuart M. Strauss

Stuart M. Strauss